Voya Target Retirement 2040 Fund Expense Example - Voya Target Retirement 2040 Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	$ 422